Loans Receivable and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2018
Loans Receivable and Allowance for Loan Losses [Abstract]
Composition of the Loan Portfolio

	December 31, 2018		December 31, 2017
Real Estate:
Residential	$235,523	27.7%	$235,759	30.8%
Commercial	374,790	44.1	342,934	44.9
Construction	17,445	2.0	17,228	2.3
Commercial, financial and agricultural	110,542	13.0	97,461	12.7
Consumer loans to individuals	112,002	13.2	70,953	9.3
Total loans	850,302	100.0%	764,335	100.0%

Deferred fees, net	(120)		(243)
Total loans receivable	850,182		764,092
Allowance for loan losses	(8,452)		(7,634)
Net loans receivable	$841,730		$756,458

Changes in the Accretable Yield for Purchased Credit-impaired Loans

	2018	2017
Balance at beginning of period	$108	$208
Additions	-	-
Accretion	(56)	(73)
Reclassification and other	(23)	(27)
Balance at end of period	$29	$108

Information Regarding Loans Acquired and Accounted for in Accordance With ASC 310-30

	December 31, 2018	December 31, 2017

Outstanding Balance	$1,055	$1,444
Carrying Amount	$886	$1,174

Summary of Amount of Loans in Each Category that were Individually and Collectively Evaluated for Impairment

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
	(In thousands)
December 31, 2018
Individually evaluated for impairment	$-	$1,319	$-	$-	$-	$1,319
Loans acquired with deteriorated credit quality	630	256	-	-	-	886
Collectively evaluated for impairment	234,893	373,215	17,445	110,542	112,002	848,097
Total Loans	$235,523	$374,790	$17,445	$110,542	$112,002	$850,302

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
	(In thousands)
December 31, 2017
Individually evaluated for impairment	$23	$1,224	$-	$-	$-	$1,247
Loans acquired with deteriorated credit quality	833	341	-	-	-	1,174
Collectively evaluated for impairment	234,903	341,369	17,228	97,461	70,953	761,914
Total Loans	$235,759	$342,934	$17,228	$97,461	$70,953	$764,335

Impaired Loans and Related Interest Income by Loan Portfolio Class

		Unpaid
	Recorded	Principal	Associated
	Investment	Balance	Allowance
December 31, 2018	(In thousands)
With no related allowance recorded:
Real Estate Loans
Commercial	$1,319	$1,747	$-
Subtotal	1,319	1,747	-

Total:
Real Estate Loans
Commercial	1,319	1,747	-
Total Impaired Loans	$1,319	$1,747	$-

		Unpaid
	Recorded	Principal	Associated
	Investment	Balance	Allowance

December 31, 2017	(In thousands)
With no related allowance recorded:
Real Estate Loans
Residential	$23	$28	$-
Commercial	1,224	1,496	-
Subtotal	1,247	1,524	-

Total:
Real Estate Loans
Residential	23	28	-
Commercial	1,224	1,496	-
Total Impaired Loans	$1,247	$1,524	$-

The following information for impaired loans is presented for the years ended December 31, 2018 and 2017:

	Average Recorded	Average Recorded		Interest Income
		Investment		Recognized
	2018		2017	2018	2017
	(In thousands)
Total:
Real Estate Loans
Residential		$-	$23	$-	$-
Commercial		1,220	1,209	67	56
Total Loans		$1,220	$1,232	$67	$56

Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating

		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2018
Commercial real estate loans	$360,838	$7,918	$6,034	$-	$-	$374,790
Commercial	109,966	82	494	-	-	110,542
Total	$470,804	$8,000	$6,528	$-	$-	$485,332

		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2017
Commercial real estate loans	$329,617	$9,680	$3,637	$-	$-	$342,934
Commercial	97,389	16	56	-	-	97,461
Total	$427,006	$9,696	$3,693	$-	$-	$440,395

For residential real estate loans, construction loans and consumer loans, the Company evaluates credit quality based on the performance of the individual credits. Nonperforming loans include loans that have been placed on nonaccrual status and loans remaining in accrual status on which the contractual payment of principal and interest has become 90 days past due.

The following table presents the recorded investment in the loan classes based on payment activity as of December 31, 2018 and December 31, 2017 (in thousands):

	Performing	Nonperforming	Total
December 31, 2018
Residential real estate loans	$234,725	$798	$235,523
Construction	17,445	-	17,445
Consumer loans to individuals	112,002	-	112,002
Total	$364,172	$798	$364,970

	Performing	Nonperforming	Total
December 31, 2017
Residential real estate loans	$233,966	$1,793	$235,759
Construction	17,228	-	17,228
Consumer loans to individuals	70,953	-	70,953
Total	$322,147	$1,793	$323,940

Loan Portfolio Summarized by the Past Due Status

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2018
Real Estate loans
Residential	$234,201	$373	$151	$-	$798	$1,322	$235,523
Commercial	372,617	1,043	788	-	342	2,173	374,790
Construction	17,445	-	-	-	-	-	17,445
Commercial loans	110,191	320	31	-	-	351	110,542
Consumer loans	111,796	171	35	-	-	206	112,002
Total	$846,250	$1,907	$1,005	$-	$1,140	$4,052	$850,302

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2017
Real Estate loans
Residential	$233,291	$594	$81	$87	$1,706	$2,468	$235,759
Commercial	341,602	646	-	409	277	1,332	342,934
Construction	17,228	-	-	-	-	-	17,228
Commercial loans	97,424	10	27	-	-	37	97,461
Consumer loans	70,869	60	24	-	-	84	70,953
Total	$760,414	$1,310	$132	$496	$1,983	$3,921	$764,335

Allowance for Loan Losses and Recorded Investment in Financing Receivables

The following table presents the allowance for loan losses by the classes of the loan portfolio:

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2017	$1,272	$5,265	$90	$463	$544	$7,634
Charge Offs	(197)	(283)	-	(246)	(263)	(989)
Recoveries	9	33	-	8	32	82
Provision for loan losses	244	440	3	487	551	1,725
Ending balance, December 31, 2018	$1,328	$5,455	$93	$712	$864	$8,452
Ending balance individually evaluated for impairment	$-	$-	$-	$-	$-	$-
Ending balance collectively evaluated for impairment	$1,328	$5,455	$93	$712	$864	$8,452

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2016	$1,092	$4,623	$78	$307	$363	$6,463
Charge Offs	(83)	(902)	(28)	-	(207)	(1,220)
Recoveries	6	159	-	-	26	191
Provision for loan losses	257	1,385	40	156	362	2,200
Ending balance, December 31, 2017	$1,272	$5,265	$90	$463	$544	$7,634
Ending balance individually evaluated for impairment	$-	$-	$-	$-	$-	$-
Ending balance collectively evaluated for impairment	$1,272	$5,265	$90	$463	$544	$7,634